Incorporated herein by reference is a supplement to the prospectus of MFS U.S. Government Cash Reserve Fund (formerly MFS Cash Reserve Fund), a series of MFS Series Trust I (File No. 033-07638), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 17, 2015 (SEC Accession No. 0000912938-15-000238).